Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2019, the scheduled maturities of these long-term borrowings are as follows:

Year ending December 31,
(dollars in thousands)
2020	$—
2021	—
2022	—
2023	—
2024	—
Thereafter	9,992
Total	$9,992